UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 08, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     147272


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE






                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

CV THERAPEUTICS INC         COMMON              126667104    25320  1273657 X        SOLE                  1273657
GENERAL FINANCE CORP        COMMON              369822101      868   868491 X        SOLE                   868491
GHL ACQUISITION CORP        COMMON              36172H108     5559   593242 X        SOLE                   593242
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117       32   643688 X        SOLE                   643688
GOLDEN POND HEALTHCARE INC  COMMON              38116J109     4768   628983 X        SOLE                   628983
HICKS ACQUISITION CO I INC  COMMON              429086309     6796   721457 X        SOLE                   721457
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107    16698  1901799 X        SOLE                  1901799
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115      439  1626116 X        SOLE                  1626116
NRDC ACQUISITION CORP       COMMON              62941R102     8424   882144 X        SOLE                   882144
NRDC ACQUISITION CORP       WARRANT             62941R110      190   949243 X        SOLE                   949243
PFIZER INC                  OPTION              717081953      150      958     X    SOLE                      958
PFIZER INC                  OPTION              717081903      121      958     X    SOLE                      958
ROHM & HAAS CO              COMMON              775371107    51681   655522 X        SOLE                   655522
SP ACQUISITION HOLDINGS INC WARRANT             78470A112       46   759277 X        SOLE                   759277
SP ACQUISITION HOLDINGS INC COMMON              78470A104     6706   705155 X        SOLE                   705155
SPDR TR                     OPTION              78462F953       43       97     X    SOLE                       97
TREMISIS ENERGY ACQ CORP II WARRANT             89472N119       68   566753 X        SOLE                   566753
TREMISIS ENERGY ACQ CORP II COMMON              89472N101     4104   538626 X        SOLE                   538626
TRIAN ACQUISITION I CORP    WARRANT             89582E116      500  2775380 X        SOLE                  2775380
UNITED STATES OIL FUND LP   OPTION              91232N908      135      492     X    SOLE                      492
WYETH                       COMMON              983024100    14624   339769 X        SOLE                   339769